Investment Properties - Investment Properties Depreciated Using Straight-Line Method Over Their Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Main plant buildings [Member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	10 years
Bottom of range [member] | Other Investment Properties [Member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	3 years
Top of range [member] | Main plant buildings [Member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	40 years
Top of range [member] | Other Investment Properties [Member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	20 years